                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

           /s/ John M. Stein      Cincinnati, Ohio  February 7, 2003
         ----------------------   ----------------  ----------------


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------
Form 13F Information Table Entry Total:         50
                                            -------
Form 13F Information Table Value Total:     $61,675
                                            -------
                                          (thousands)

List of Other Included Managers:  None


Column 1                         Column 2  Column 3     Column 4        Column 5      Column 6    Column 7           Column 8
-----------------------------   ---------  ----------   --------  ------------------  ----------  --------   -----------------------
                                 Title of               FMV          SH or  SH\  PUT\  Investment
Name of Issuer                   Class     CUSIP        (000's)        PRN  PRN  CALL  Dis         OthMgrs     Sole    Shared   None
-----------------------------   ---------  ----------   --------  --------- ---  ----  ----------  --------   ------   ------   ----
Affiliated Managers Group        Common     008252108   $   463       9,200 SH         Sole                     9,200     -       -
Alliance Capital Mgmt Hldg       Common     01855A101   $ 1,085      35,000 SH         Sole                    35,000     -       -
Astoria Financial Corp.          Common     046265104   $ 2,172      80,000 SH         Sole                    80,000     -       -
Bank of Bermuda                  Common     G07644100   $   713      22,337 SH         Sole                    22,337     -       -
Bay View Capital Corp.           Common     07262L101   $   125      21,818 SH         Sole                    21,818     -       -
Brookline Bancorp                Common     113739106   $   838      70,000 SH         Sole                    70,000     -       -
Broadwing                        Common     111620100   $    15       7,696 SH         Sole                     7,696     -       -
Charter One Financial Inc.       Common     160903100   $ 1,309      45,571 SH         Sole                    45,571     -       -
CIT Group                        Common     125581108   $ 1,176      60,000 SH         Sole                    60,000     -       -
Citigroup                        Common     172967101   $ 2,419      68,744 SH         Sole                    68,744     -       -
Citigroup Litig. Track Wts       Warrants   172967127   $    42      40,000 SH         Sole                    40,000     -       -
Citizens South Banking Corp.     Common     176680106   $   510      50,000 SH         Sole                    50,000     -       -
Compass Bancshares, Inc.         Common     20449H109   $   375      12,000 SH         Sole                    12,000     -       -
Dime Bancorp (Warrants)          Warrants   25429Q110   $    25     210,000 SH         Sole                   210,000     -       -
Eli Lilly & Company              Common     532457108   $   252       3,961 SH         Sole                     3,961     -       -
Fannie Mae                       Common     313586109   $ 2,650      41,200 SH         Sole                    41,200     -       -
Fifth Third Bancorp              Common    3316773100   $   209       3,574 SH         Sole                     3,574     -       -
First Community Bancorp          Common     31983B101   $   480      14,589 SH         Sole                    14,589     -       -
First Pactrust Bancorp Inc.      Common     33589V101   $   505      30,000 SH         Sole                    30,000     -       -
FleetBoston Financial            Common     339030108   $ 1,094      45,000 SH         Sole                    45,000     -       -
Freddie Mac-Voting Common        Common     313400301   $ 4,370      74,000 SH         Sole                    74,000     -       -
Friedman Billings Ramsey         Common     358433100   $ 1,123     120,000 SH         Sole                   120,000     -       -
Greater Bay Bancorp              Common     391648102   $   865      50,000 SH         Sole                    50,000     -       -
Hawthorne Financial Corp.        Common     420542102   $ 4,474     156,754 SH         Sole                   156,754     -       -
Heritage Commerce Corp.          Common     426927109   $   259      30,000 SH         Sole                    30,000     -       -
IPC Holdings Ltd                 Ord        G4933P101   $   946      30,000 SH         Sole                    30,000     -       -
Limited Brands Inc.              Common     532716107   $   212      15,223 SH         Sole                    15,223     -       -
Matrix Bancorp Inc.              Common     576819106   $ 3,916     413,683 SH         Sole                   413,683     -       -
Meadowbrook Ins. Group           Common     58319P108   $ 1,736     700,000 SH         Sole                   700,000     -       -
Metrocorp Bancshares Inc.        Common     591650106   $ 1,478     127,429 SH         Sole                   127,429     -       -
MIIX Group Inc.                  Common     59862V104   $   124      69,000 SH         Sole                    69,000     -       -
Online Resources Corp.           Notes      68273GAC5   $ 3,383   3,900,000 PRN        Sole                 3,900,000     -       -
Online Resources Corp.           Common     68273G101   $   563     200,300 SH         Sole                   200,300     -       -
Oregon Trail Financial Corp.     Common     685932105   $   318      15,250 SH         Sole                    15,250     -       -
Provident Financial Group        Common     743866105   $   781      30,000 SH         Sole                    30,000     -       -
Providian Financial (Notes)      Notes      74406AAB8   $ 5,290  17,000,000 PRN        Sole                17,000,000     -       -
Prudential Financial Inc.        Common     760416107   $   952      30,000 SH         Sole                    30,000     -       -
Scottish Annuity & Life          Common     G7885T104   $ 1,222      70,000 SH         Sole                    70,000     -       -
Southwest Bancorp. Texas         Common     84476R109   $ 1,152      40,000 SH         Sole                    40,000     -       -
Sterling Financial  Corp-Wash    Common     859319105   $ 5,090     270,456 SH         Sole                   270,456     -       -
Summit Bancshares                Common     866011109   $   195      10,000 SH         Sole                    10,000     -       -
Superior Financial Corp          Common     868161100   $ 1,077      58,619 SH         Sole                    58,619     -       -
Synovus                          Common     87161C105   $   582      30,000 SH         Sole                    30,000     -       -
Tierone Corporation              Common     88650R108   $   606      40,000 SH         Sole                    40,000     -       -
Tower Financial Corp.            Common     891769101   $   999      78,735 SH         Sole                    78,735     -       -
Webster Financial Corp           Common     G9618E107   $ 1,044      30,000 SH         Sole                    30,000     -       -
White Mtns Ins. Group Ltd        Common     G9618E107   $ 1,001       3,100 SH         Sole                     3,100     -       -
Willow Grove Bancorp             Common     97111W101   $   348      25,000 SH         Sole                    25,000     -       -
X-Rite Inc.                      Common     983857103   $    78      11,139 SH         Sole                    11,139     -       -
Yardville National Bancorp       Common     985021104   $ 1,034      60,000 SH         Sole                    60,000     -       -
